CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF FINANCIAL POSITION [Abstract]
ASSETS	€ 0	€ 0	€ 0
LIABILITIES	0	0	0
NET ASSETS	0	0	0
EQUITY
Ordinary share capital	25,000	100	100
Receivables from Officers	(25,000)	(100)	(100)
TOTAL EQUITY	€ 0	€ 0	€ 0